Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Successor [Member]
Appliance sales		$ 28,487,053	$ 40,113,568
Furniture sales		4,405,866	11,800,277
Other sales		1,775,193	3,219,808
Total		$ 34,668,112	$ 55,133,653
Predecessor [Member]
Appliance sales	$ 9,784,525
Furniture sales	2,456,085
Other sales	706,291
Total	$ 12,946,901